Certain Risks and Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CERTAIN RISKS AND CONCENTRATIONS

NOTE 14 – CERTAIN RISKS AND CONCENTRATIONS

Credit risk

At December 31, 2021and 2020, the Company’s cash included bank deposits in accounts maintained within the PRC and Hong Kong. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

Major customers

	Year Ended December 31,
Customer	2021	2020	2019
A	21%	*	*
B	17%	*	*
C	*	14%	19%
D	*	13%	*
E	*	11%	15%
F	*	10%	*

*	less than 10%

Four customers accounted for 10% or more of the Company’s total accounts receivable at December 31, 2021, for a total of 85.1% of accounts receivable. At December 31, 2020, six customers accounted for 10% or more of the Company’s accounts receivable for a total of 87.4%.

Major suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2021, 2020 and 2019.

	Year Ended December 31,
Supplier	2021	2020	2019
A	40%	37%	44%
B	10%	11	*
C	*	15%	*
Global Deep Ocean (equity investment)	*	17%	*
E	*	*	16%

*	less than 10%

Two suppliers, whose accounts payable accounted for 10% or more of the Company’s total accounts payable and accounts payable – related parties at December 30, 2021, accounted for 87.4% of the Company’s total accounts payable and accounts payable – related parties at December 31, 2021.

Two suppliers, whose outstanding accounts payable accounted for 10% or more of the Company’s total outstanding accounts payable and accounts payable – related parties at December 31, 2020, accounted for 76.0% of the Company’s total outstanding accounts payable and accounts payable – related parties at December 31, 2020.